SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current	$ 344,853	$ 417,268	$ 568,005
Deferred
Total income tax provision	$ 344,853	$ 417,268	$ 568,005